CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Related party revenues	¥ 3,928,088	¥ 2,339,013	¥ 3,008,947
Foreign currency translation adjustments, tax value	¥ 0	¥ 0	¥ 0